8. Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables doubtful accounts [Roll Forward]
Balance at the beginning of the year	R$ (16,952)	R$ (11,284)
(Additions) and Exclusions	(1,095)	(13,499)
Unrecoverable Amounts		7,831
Balances at the end of the year	R$ (18,047)	R$ (16,952)